Equity and Redeemable Non-controlling Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Company's Authorized Capital
As of September 30, 2021, the Company had the authority to issue 3,100,000,000 shares of capital stock, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class T Shares	500,000,000	$0.01
Class S Shares	1,000,000,000	$0.01
Class D Shares	500,000,000	$0.01
Class I Shares	1,000,000,000	$0.01

Total	3,100,000,000

As of December 31, 2020, the Company had the authority to issue 1,100,000,000 shares of capital stock, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class T Shares	250,000,000	$0.01
Class S Shares	250,000,000	$0.01
Class D Shares	250,000,000	$0.01
Class I Shares	250,000,000	$0.01

Total	1,100,000,000

Schedule of Common Stock Outstanding shares
The following table details the movement in the Company’s outstanding shares of common stock:

	Nine months ended September 30, 2021
	Class T	Class S	Class D	Class I	Total
December 31, 2020	2,463,182	46,431,661	2,847,097	39,152,913	90,894,853
Common stock shares issued	1,523,077	74,589,078	15,921,954	75,605,408	167,639,517
Distribution reinvestment plan shares issued	60,801	1,442,493	109,861	959,717	2,572,872
Common stock shares repurchased	(37,422)	(819,843)	(35,754)	(925,540)	(1,818,559)
Independent directors’ restricted stock grant (1)	—	—	—	14,829	14,829

September 30, 2021	4,009,638	121,643,389	18,843,158	114,807,327	259,303,512

(1)
The independent directors’ restricted stock grant represents $0.3 million of the annual compensation paid to the independent directors for the period ended September 30, 2021. Each grant is amortized over the one-year service period of such grant. The shares vested in August 2021.

The following table details the movement in the Company’s outstanding shares of common stock:

	Class T	Class S	Class D	Class I	Total
January 1, 2018	—	—	—	10,000	10,000
Common stock shares issued	483	6,610,280	46,075	1,532,000	8,188,838

December 31, 2018	483	6,610,280	46,075	1,542,000	8,198,838

Common stock shares issued	1,401,818	19,176,803	1,584,566	14,448,819	36,612,006
Distribution reinvestment plan shares issued	10,262	383,218	22,453	122,455	538,388
Common stock shares repurchased	—	(5,507)	—	(4,843)	(10,350)
Independent directors’ restricted stock grant (1)	—	—	—	5,853	5,853

December 31, 2019	1,412,563	26,164,794	1,653,094	16,114,284	45,344,735

Common stock shares issued	1,137,269	20,138,235	1,190,809	23,197,333	45,663,646
Distribution reinvestment plan shares issued	56,484	1,188,342	87,505	611,538	1,943,869
Common stock shares repurchased	(143,134)	(1,059,710)	(84,311)	(774,476)	(2,061,631)
Independent directors’ restricted stock grant (1)	—	—	—	4,234	4,234

December 31, 2020	2,463,182	46,431,661	2,847,097	39,152,913	90,894,853

(1)
The independent directors’ restricted stock grant represents an aggregate $0.1 million and $0.1 million of the annual compensation paid to the independent directors for the years ended December 31, 2020 and 2019, respectively. Each grant is amortized over the one-year service period of such grant.

Schedule of Aggregate Distributions Declared for Each Class of Common Stock
The following table details the aggregate distributions declared for each applicable class of common stock for the nine months ended September 30, 2021:

	Class T	Class S	Class D	Class I
Gross distributions declared per share of common stock	$0.9315	$0.9315	$0.9315	$0.9315
Stockholder servicing fee per share of common stock	(0.1413)	(0.1418)	(0.0416)	—

Net distributions declared per share of common stock	$0.7902	$0.7897	$0.8899	$0.9315

The following table details the aggregate distributions declared for each applicable class of common stock:

	Year Ended December 31, 2020
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.1808)	(0.1821)	(0.0533)	—

Net distributions declared per share of common stock	$1.0612	$1.0599	$1.1887	$1.2420

	Year Ended December 31, 2019
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.0905	$1.0905	$1.0905	$1.0905
Stockholder servicing fee per share of common stock	(0.1608)	(0.1787)	(0.0503)	—

Net distributions declared per share of common stock	$0.9297	$0.9118	$1.0402	$1.0905

Schedule of Redeemable Noncontrolling Interest Activity
The following table summarizes the Redeemable non-controlling interest activity for the nine months ended September 30, 2021 and 2020 ($ in thousands):

	September 30, 2021	September 30, 2020
Balance at the beginning of the year	$10,409	$—
Settlement of performance participation allocation	15,061	10,366
GAAP income allocation	(1,235)	(458)
Distributions	(1,095)	(448)
Fair value allocation	5,556	792

Ending balance	$28,696	$10,252

The following table summarizes the Redeemable non-controlling interest activity for the year ended December 31, 2020 ($ in thousands):

December 31, 2019	$—
Settlement of 2019 performance participation allocation	10,366
GAAP income (loss) allocation	(642)
Distributions	(597)
Fair value allocation	1,282

December 31, 2020	$10,409